Investments In Affiliated Companies, Partnerships And Other Companies (Investments In Companies Accounted For Under The Equity Method) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		$ 22,599	$ 12,604	$ 1,774
Investments in and Advances to Affiliates, at Fair Value		61,244	42,963
Equity method investments		121,309	141,375
Impairment on affiliated company			4,400	3,700
Equity Method Investments, additional investment through convertible bonds		1,828	8,212	8,567
Subsidiary A
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		10,933	10,610	8,497
Equity method investments		$ 74,137	83,150
Equity method investment ownership percentage		50.00%
Proceeds from Dividends Received		$ 19,946	4,750
Rafael Advanced Defense Systems Ltd
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage		50.00%
Subsidiary B
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		$ (1,195)	435	(317)
Equity method investments		$ 18,554	19,749
Equity method investment ownership percentage		50.00%
Subsidiary Of Rafael
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage		50.00%
Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		$ 3,063	4,765	3,840
Equity method investments		17,645
Proceeds from Dividends Received		4,500	3,400
Subsidiary F
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investments in and Advances to Affiliates, at Fair Value		24,057	12,939
Equity method investments			20,873
Company G
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investments in and Advances to Affiliates, at Fair Value		12,532	7,764
Subsidiary D
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		(1,546)	(837)	(3,696)
Equity method investments		$ 2,645	4,191
Subsidiary D | Company D
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Ownership percentage in subsidiaries		33.00%
Subsidiary E
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		$ 10,899	1,549	448
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Income (Loss) from Equity Method Investments		445	(3,918)	$ (6,998)
Equity method investments		8,328	13,412
Company H
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investments in and Advances to Affiliates, at Fair Value		$ 4,978	$ 4,595
Company H | Company H
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Ownership percentage in subsidiaries		35.00%
Company I | Company H
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Ownership percentage in subsidiaries		7.00%
Company J | Company J
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Ownership percentage in subsidiaries		17.00%
Wholly-Owned U.K Subsidiary | Corporate Joint Venture | Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage	50.00%
Kellogg Brown & Root Limited | Corporate Joint Venture | Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage	50.00%